Business Combinations (Tables)	6 Months Ended
Jun. 30, 2017
Business Combinations [Abstract]
Summary of Purchase Consideration Related to Each Acquisition

The following table presents details of the purchase consideration related to each acquisition.

Company Acquired	Month Acquired	Cash Consideration Paid	Equity Consideration Paid	Cash Holdback	Contingent Consideration Maximum	Contingent Consideration Fair Value
Semanta	January 2017	$3,944	$—	$500	$2,300	$1,160
Yhat	May 2017	5,535	5,285	—	—	—

		$9,479	$5,285	$500	$2,300	$1,160

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the dates of each acquisition (in thousands):

Assets acquired and liabilities assumed:
Cash and cash equivalents	$382
Accounts receivable	247
Prepaid expenses and other assets	68
Property and equipment	54
Intangible assets	9,220
Goodwill	8,724
Accounts payable	(479)
Accrued expenses, deferred revenue and other current liabilities	(205)
Deferred tax liability, included in other liabilities	(1,587)

Total purchase consideration	$16,424